Related party payables and transactions (Details Narrative)		6 Months Ended
	Jun. 07, 2024 USD ($)	Jun. 30, 2026 shares	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 Integer	Jun. 30, 2025 CAD ($) shares	Dec. 04, 2025 shares
IfrsStatementLineItems [Line Items]
Share-based compensation expense			$ 222,115		$ 125,827
Brie [Member] | Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					145,455	8,417
Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted		204,040		204,040
Share-based compensation expense			100,936
Consultant [Member]
IfrsStatementLineItems [Line Items]
Options granted | shares		25,000
Share-based compensation expense			$ 12,118
John Power [Member]
IfrsStatementLineItems [Line Items]
Long term notes	$ 100,000
Interest rate	6.00%
Debt maturity date	Jan. 02, 2026